Derivative Instruments and Hedging Activities (Schedule of Credit Default Swap Payout Information) (Details) (KRW) In Millions	Dec. 31, 2010		Dec. 31, 2009
Derivative Instruments and Hedging Activities
Credit default swaps, Maximum Payout/ Notional	200,000	[1]	200,000	[1]
Credit default swaps, Fair value liability, 1 to 3 years			2,118	[1]
Credit default swaps, Fair value liability			2,118	[1]
Credit default swaps, Fair value asset, Less than 1 year	1,954	[1]
Credit default Swaps, Fair value asset	1,954	[1]

[1]	The Company considers ratings of BBB- or higher to meet the definition of investment grade.